SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

16.  SHARE BASED COMPENSATION

2019 Equity Incentive Plan

On January 18, 2019, the shareholders and Board of Directors of the Company approved the 2019 share option plan (the “2019 Plan”), which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2019 Plan, the Company issued 79,015,500 options to purchase the Ordinary Shares of the Company, after the 1-to-500 share split, to its eligible employees, officers, directors or any other individual as determined by the board of directors. The purpose of the 2019 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards.

The options granted under the 2019 Plan have a contractual term of 10 years. The first 25% of the share options shall vest on December 31, 2019, which is “the First Vesting Date” and 25% of the share options shall vest on each anniversary day from the First Vesting Date thereafter over the next three years.

The grantees can exercise vested options after the commencement date of vest and before the earlier of: 1) its contractual term (i.e., 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of vest is upon the completion of the Company’s IPO.

Options granted to employees

The options granted to employees are accounted for as equity awards and measured at their grant date fair values. Given that the inability of the grantees to exercise these options until the completion of the Company’s IPO constituted a performance condition that was not considered probable until the completion of the Company’s IPO, the Company did not recognize any compensation expense prior to the IPO. Upon the completion of the IPO, the Company immediately recognize certain expenses associated with the options and will continue to recognize the remaining compensation expenses over the remaining service requisite periods using the accelerated method.

16.  SHARE BASED COMPENSATION (CONTINUED)

Options granted to employees (continued)

A summary of the employee equity award activity under the 2019 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	79,015,500	0.0002	43,045	—	—
Vested	(19,753,888)	0.0002	10,761	—	—
Forfeit	—	—	—	—	—
Outstanding as of December 31, 2019	59,261,584	0.0002	32,284	9	291,567
Granted	25,917,240	0.0002	16,387	—	—
Vested	(18,499,536)	0.0002	10,985	—	—
Forfeit	(32,492,992	0.0002	17,701	—	—
Outstanding as of December 31, 2020	34,186,296	0.0002	19,985	8	36,237
Granted	2,795,601	0.0002	2,984	—	—
Vested	(19,617,776)	0.0002	12,181	—	—
Forfeit	(2,370,736)	0.0002	1,292	—	—
Outstanding as of December 31, 2021	14,993,385	0.0002	9,496	7	17,692
Expected to vest as of December 31, 2021	14,993,385	0.0002	9,496	—	17,692
Exercisable as of December 31, 2021	45,459,688	0.0002	27,168		53,642

2021 Equity Incentive Plan

On January 25, 2021, the Company announced the adoption of a 2021 Equity Incentive Plan (the “2021 Plan”) to retain, attract and motivate employees and directors by providing them with equity incentives. The 2021 Plan has a ten-year term, and has a maximum number of 222,769,232 Class A ordinary shares, represented by 27,846,154 American Depositary Shares, available for issuance pursuant to all awards under the 2021 Plan. The Company may grant options, restricted shares, restricted share units and other form of awards pursuant to the 2021 Plan.

A summary of the employee equity award activity under the 2021Plan is stated below:

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
		US$
Unvested as of December 31, 2020	—	—
Granted	40,842,760	44,585,350
Vested	(31,943,824)	(35,084,762)
Forfeited or cancelled	(6,368,184)	(6,749,550)
Unvested as of December 31, 2021	2,530,752	2,751,038

The aggregated intrinsic value of share options and RSUs vested and outstanding as of December 31, 2019, 2020 and 2021 was calculated based on the closing price of the Company’s Ordinary Shares on December 31, 2019, 2020 and 2021 of US$39.36 per ADS (equivalent to US$4.92 per Ordinary Share), US$8.50 per ADS (equivalent to US$1.06 per Ordinary Share) and US$9.44 per ADS (equivalent to US$1.18 per Ordinary Share), respectively.

The total weighted average grant-date fair value of the equity awards granted during the year ended December 31, 2019, 2020 and 2021 was US$0.5448, US$0.6323 and US$1.0673 per option, respectively. The Company issued new shares upon the vest of 19,753,888 options on December 31, 2019, not issued new shares upon the vest of 18,499,536 options on December 31, 2020, and issued new shares upon the vest of 18,499,536 and 19,617,776 options on December 31, 2021.

16.  SHARE BASED COMPENSATION (CONTINUED)

2021 Equity Incentive Plan (continued)

The total weighted average grant-date fair value of the RSUs granted during the year ended December 31, 2021 was US$1.0916 per RSU. The Company issued new shares upon the vest of 31,943,824 RSUs on December 31, 2021.

For the years ended December 31, 2019, 2020 and 2021, the Company recognized share-based compensation expense of RMB152,285, RMB22,029, RMB293,549 (US$46,064) in general and administrative expenses and nil, nil, RMB9,185 (US$1,441) in sales and marketing expenses. As of December 31, 2021, there was US$5,842 of unrecognized share-based compensation expense, which are expected to be recognized over a weighted average period of 0.67 years.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The risk-free rate for periods within the contractual lives of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The exercised multiple is estimated based on the changes in intrinsic value of the options and the likelihood of early exercises by employees. The estimated fair value of the ordinary shares, at the option grant dates, were determined with the assistance from an independent third-party appraiser.

The assumptions used to estimate the fair value of the share options granted to employees were as follows:

		2020		2021
Risk-free interest rate		0.82%		1.04%
Expected volatility		74.37%		74.49%
Expected dividend yield		0.00%		0.00%
Exercise multiple		2.20		2.20
Expected post-vesting forfeiture rate		0.00%		0.00%
Fair value of share option	US$	0.6323	US$	1.0675